Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Expenses and Other Current Liabilities

	December 31
	2016	2017
	US$	US$
Wages and bonus	29,028	29,629
Dividends	21,382	32,451
Research and development payable	5,456	5,638
License fees and royalties	4,021	3,729
Professional fees	2,038	2,286
Equipment	492	1,844
Others	6,319	8,186

	68,736	83,763